SHARE CAPITAL - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			44 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Aug. 31, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Nov. 30, 2022	May 31, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Share repurchase program, authorized (in shares)										30,000,000
Share repurchase program, authorized amount					$ 10	$ 10	$ 10	$ 10	$ 10,000
Share repurchase program, authorized amount, cumulative	$ 50,000			$ 50,000
Issue of ordinary shares (in shares)	44,086
Treasury stock acquired, average cost per share (in usd per share)	$ 8.30	$ 9.06	$ 9.74	$ 8.98
Purchase of treasury shares	$ 5,578	$ 26,891	$ 2,759	$ 35,576
Share repurchases payable	$ 0	$ 0		$ 0
Purchase of ordinary share discount percentage	15.00%
Employees may purchase shares having a value not exceeding	50.00%			50.00%
Participation is subject to a limitation that employees may not own	5.00%			5.00%
Issue of ordinary shares in relation to employee stock purchase plan (Note 12) (in shares)	53,518	31,627
Issue of ordinary shares as a payment of consideration for OddsJam acquisition (Note 5)	$ 374	$ 218	$ 0
Treasury Shares
Disclosure Of Classes Of Share Capital [Line Items]
Issue of ordinary shares (in shares)	671,998	2,966,547	283,410	3,960,663
Purchase of treasury shares	$ 5,578	$ 26,891	$ 2,759
Potential ordinary share transactions
Disclosure Of Classes Of Share Capital [Line Items]
Share repurchase program, amount available	$ 14,424			$ 14,424